ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 3,104,916,803	$ 451,591,419	¥ 1,928,302,849
Due from subsidiaries	675,767,723	98,286,339	2,113,042,060
Other current assets	1,712,888,803	249,129,341	1,706,717,271
Total current assets	22,854,259,836	3,324,014,227	19,607,856,379
Non-current assets:
Total assets	35,853,181,909	5,214,629,029	28,636,404,668
Current liabilities:
Due to subsidiaries	698,043	101,526	5,328,896
Due to related parties	910,086	132,367	37,399,944
Convertible senior notes-current	68,632	9,982
Total current liabilities	24,141,186,341	3,511,189,924	19,962,416,857
Convertible senior notes			65,342
Total liabilities	27,399,203,969	3,985,048,935	21,947,141,626
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 133,869,274 and 133,869,274 shares issued as of December 31, 2017 and December 31, 2018, respectively, 132,146,074 and 132,146,074 shares outstanding as of December 31, 2017 and December 31, 2018, respectively.)	21,727	3,160	18,604
Additional paid-in capital	4,010,739,727	583,337,899	3,313,608,385
Accumulated other comprehensive income	70,300,898	10,224,842	23,295,998
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2017 and December 31, 2018	(13,875,553)	(2,018,115)	(13,875,553)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	7,839,891,314	1,140,264,899	6,689,273,255
Total liabilities, redeemable non-controlling interest and shareholders' equity	35,853,181,909	5,214,629,029	28,636,404,668
Parent Company [Member]
Current assets:
Cash and cash equivalent	3,509,861	510,488	15,706,763
Due from subsidiaries	2,509,376,092	364,973,615	534,172,422
Other current assets	152,275	22,147	40,037,711
Due from Related Parties	3,919,423	570,056	9,625,813
Total current assets	2,516,957,651	366,076,306	599,542,709
Non-current assets:
Investments in subsidiaries	6,843,226,906	995,306,075	6,452,545,486
Due from related parties - non current	40,402,875	5,876,354	476,963
Total assets	9,400,587,432	1,367,258,735	7,052,565,158
Current liabilities:
Due to subsidiaries	1,531,072,256	222,685,224	358,580,283
Due to related parties	3,939,224	572,936	298,352
Other current liabilities	4,129,886	600,667	3,920,963
Convertible senior notes-current	68,632	9,982	0
Total current liabilities	1,539,209,998	223,868,809	362,799,598
Due to related parties - non-current	21,486,120	3,125,027	426,963
Convertible senior notes			65,342
Total liabilities	1,560,696,118	226,993,836	363,291,903
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 133,869,274 and 133,869,274 shares issued as of December 31, 2017 and December 31, 2018, respectively, 132,146,074 and 132,146,074 shares outstanding as of December 31, 2017 and December 31, 2018, respectively.)	21,727	3,160	18,604
Additional paid-in capital	4,010,739,727	583,337,899	3,313,608,385
Accumulated other comprehensive income	70,300,898	10,224,842	23,295,998
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2017 and December 31, 2018	(13,875,553)	(2,018,115)	(13,875,553)
Retained earnings	3,772,704,515	548,717,113	3,366,225,821
Total JinkoSolar Holding Co., Ltd. shareholders' equity	7,839,891,314	1,140,264,899	6,689,273,255
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 9,400,587,432	$ 1,367,258,735	¥ 7,052,565,158